Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) data_subset	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Number of subsets of business data reviewed (over) | data_subset	400
Reserve development, prior years	$ 232.3	$ 88.5	$ 25.9
2018
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	131.0
2017
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	73.0
Short-duration Insurance Contracts, Accident Years 2017 and 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		99.0
Short-duration Insurance Contracts, Accident Years 2015 and Prior [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(10.0)
Short-duration Insurance Contracts, Accident Year 2016 and 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			64.0
Short-duration Insurance Contracts, Accident Years 2014 and Prior [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			(38.0)
Commercial Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	83.0	(4.0)	1.0
Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 12.0	3.0	(37.0)
environmental, asbestos, and general liability [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	0.06%
Auto
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	96.00%
Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 121.0	85.0	$ 70.0
Special Lines [Member] | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 14.0	$ 5.0
Agency Channel | Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percent of personal auto Prior Year Claims and Claims Adjustment Expense		70.00%
Direct Channel | Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percent of personal auto Prior Year Claims and Claims Adjustment Expense		30.00%